                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09019

                      THE DOW TARGET VARIABLE FUND LLC
--------------------------------------------------------------------------------
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


   ONE FINANCIAL WAY, CINCINNATI, OHIO                     45242
--------------------------------------------------------------------------------
 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                (ZIP CODE)


--------------------------------------------------------------------------------
                  (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 513-794-6971

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS

       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE DOW(SM) TARGET
VARIABLE FUND LLC





                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2004








[OHIO NATIONAL FINANCIAL SERVICES LOGO]

President's
Message

                                         [John J. Palmer Photo]
Dear Investor:

While the last six months of 2004 were a bit of a roller coaster ride, the Dow Jones Industrial Average finished on an upswing and posted its second consecutive positive year. Within the industrials themselves, there was substantial variation in the results over the course of the last six months among the components of the Industrial Average.

One of the worst performers was Merck & Company. The sudden withdrawal of its drug Vioxx due to safety concerns led to a sudden and significant drop in price from which the stock has yet to recover. General Motors also underperformed significantly in the last six months, as earnings remained under stress due to the intense competition in the automotive industry.

The Dow Target Fund

All eight portfolios showed positive performance for the past six months and for the 2004 calendar year. The Dow Target 5 portfolios outperformed the Dow Target 10 portfolios by a significant amount, largely because they did not include Merck or General Motors.

The record for the Fund over the past five years has been excellent. The Dow Target approach to investing is generally considered defensive -- designed to retard losses yet still participate in growth. The historical performance for the Dow portfolios over the last five years has borne this assumption out, producing average annual performance numbers above that of the Dow Jones Industrial Average itself.

Looking Ahead

What are the issues facing the equity markets in 2005?

- Given the small chance for further tax cuts or another mortgage refinancing boom, can the economy add enough new jobs to continue the rise in consumer spending?

- While profits have risen for corporate America, will companies increase capital spending or will they simply accumulate assets?

- Will continued high oil prices negatively impact the amount of discretionary income the consumer has available?

- The Federal Reserve has indicated a willingness to continue to raise rates beyond the current 2.25% level. How high and how fast will they rise?

There are, of course, many other issues that affect our economy and thus, our capital markets, but for now these seem to be some of the major items. The consensus for 2005 seems to be cautiously optimistic. Let us hope the prognosticators are correct and we can watch another good year unfold.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA
President

Electronic Delivery of Financial Documents

To receive your variable product documents electronically, please go to www.ohionational.com, click on "access your policy/contract" and follow the instructions. After you have registered for electronic delivery, we will mail you a postcard informing you when your updated documents are available online. On the website, you can also view your current values, change allocations and make transfers.

In order to receive your documents electronically, you must visit our website and consent online to electronic delivery. If you previously registered for electronic delivery other than online, or if you have not visited the website in a while, please logon again. You will be prompted to update your consent.

We urge you to take advantage of this opportunity!

--------------------------------------------------------------------------------

Managers and Officers of DowSM Target Variable Fund LLC

John J. Palmer, President and Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Marcus L. Collins, Secretary
R. Todd Brockman, Treasurer
Dennis R. Taney, Chief Compliance Officer

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-781-6392 toll-free and on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of September 30, 2004 with the Commission, as required, on Form N-Q. This filing is available on the Commission's website at http://www.sec.gov. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and will be available on the Commission's website upon the Commission's acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of the Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way Cincinnati, OH 45242, telephone 513-794-6100.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     3.21%
5 Year                                       2.53%
Since Inception (01/04/99)                   2.62%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 10 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
01/04/99                                                                 10000.00                            10000.00
                                                                         11312.00                            12046.00
12/99                                                                    10305.20                            12720.60
                                                                          8515.21                            11641.90
12/00                                                                    10489.00                            12102.90
                                                                         10801.60                            11879.00
12/01                                                                    10119.00                            11444.20
                                                                          9909.49                            10653.40
12/02                                                                     9031.51                             9726.57
                                                                          9522.82                            10602.90
12/03                                                                    11311.20                            12477.50
                                                                         10947.00                            12577.40
12/04                                                                    11673.90                            13139.60

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 10 -- First Quarter Portfolio returned 3.21% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio lagged the DJIA in 2004. The stocks that gained were the following: Exxon Mobil Corp. up 28.0%, General Electric Co. up 20.7%, Altria Group, Inc. up 18.4%, E.I. DuPont de Nemours & Co. up 10.4%, JPMorgan Chase & Co. up 10.0%, SBC Communications, Inc. up 3.7% and Citigroup Inc. up 2.7%. The stocks that declined were the following: AT&T Corp. down 0.6%, General Motors Corp. down 21.5% and Merck & Co., Inc. down 27.8%.

The performance of the portfolio was negatively impacted by the inclusion of General Motors Corp. and Merck & Co., Inc. General Motors Corp. struggled throughout 2004 on concerns over its declining market share, aggressive buyer incentives and large pension liability. Toyota is ramping up its production in an effort to overtake General Motors Corp. in global market share by the end of the decade. Merck & Co. suffered a major setback in September when its arthritis drug Vioxx was removed from the market voluntarily on September 29 on the concern patients using it for 18 months or longer were potentially vulnerable to heart attack, stroke or other heart problems. Vioxx sales generated $2.5 billion in 2003.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.5%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 7.4%
General Motors Corp. ..................  5,250    $  210,315
                                                  ----------
CHEMICALS - 10.5%
E.I. DuPont de Nemours & Co. ..........  6,141       301,216
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 20.3%
Citigroup Inc. ........................  5,801       279,492
JPMorgan Chase & Co. ..................  7,677       299,480
                                                  ----------
                                                     578,972
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 19.1%
AT&T Corp. ............................  14,033      267,469
SBC Communications, Inc. ..............  10,783      277,878
                                                  ----------
                                                     545,347
                                                  ----------
INDUSTRIAL CONGLOMERATES - 11.7%
General Electric Co. ..................  9,150       333,975
                                                  ----------

                                                     FAIR
COMMON STOCKS - 99.5% (CONTINUED)        SHARES     VALUE
------------------------------------------------------------
OIL & GAS - 12.4%
Exxon Mobil Corp. .....................  6,910    $  354,207
                                                  ----------
PHARMACEUTICALS - 7.0%
Merck & Co., Inc. .....................  6,178       198,561
                                                  ----------
TOBACCO - 11.1%
Altria Group, Inc. ....................  5,203       317,903
                                                  ----------
TOTAL COMMON STOCKS (COST
  $2,659,815)..........................           $2,840,496
                                                  ----------
TOTAL INVESTMENTS - 99.5%
 (COST $2,659,815) (A).................           $2,840,496
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%...................               14,901
                                                  ----------
TOTAL NET ASSETS - 100.0%..............           $2,855,397
                                                  ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Other Net Assets........................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               20.3%
      Telecommunication Services........               19.1%
      Energy............................               12.4%
      Industrials.......................               11.7%
      Consumer Staples..................               11.1%
      Materials.........................               10.5%
      Consumer Discretionary............                7.4%
      Health Care.......................                7.0%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     1.93%
5 Year                                       4.17%
Since Inception (04/01/99)                   4.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
04/01/99                                                                 10000.00                            10000.00
                                                                         11463.00                            11253.00
12/99                                                                    10276.60                            11883.20
                                                                          8282.92                            10875.50
12/00                                                                    10538.40                            11306.10
                                                                         10946.20                            11097.00
12/01                                                                    10316.80                            10690.80
                                                                         10304.40                             9952.09
12/02                                                                     9634.62                             9086.26
                                                                         10642.40                             9904.93
12/03                                                                    12366.50                            11656.10
                                                                         11866.90                            11749.40
12/04                                                                    12605.00                            12274.60

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 10 -- Second Quarter Portfolio returned 1.93% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio lagged the DJIA in 2004. The stocks that gained were the following: Exxon Mobil Corp. up 28.0%, General Electric Co. up 20.7%, Altria Group, Inc. up 18.4%, E.I. DuPont de Nemours & Co. up 10.4%, JPMorgan Chase & Co. up 10.0%, SBC Communications, Inc. up 3.7% and Citigroup Inc. up 2.7%. The stocks that declined were the following: AT&T Corp. down 0.6%, General Motors Corp. down 21.5% and Merck & Co., Inc. down 27.8%.

The performance of the portfolio was negatively impacted by the inclusion of General Motors Corp. and Merck & Co., Inc. General Motors Corp. struggled throughout 2004 on concerns over its declining market share, aggressive buyer incentives and large pension liability. Toyota is ramping up its production in an effort to overtake General Motors Corp. in global market share by the end of the decade. Merck & Co., Inc. suffered a major setback in September when its arthritis drug Vioxx was removed from the market voluntarily on September 29 on the concern patients using it for 18 months or longer were potentially vulnerable to heart attack, stroke or other heart problems. Vioxx sales generated $2.5 billion in 2003.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.5%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 8.3%
General Motors Corp. ..................  6,577    $  263,474
                                                  ----------
CHEMICALS - 11.3%
E.I. DuPont de Nemours & Co. ..........  7,369       361,449
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 18.2%
Citigroup, Inc. .......................  6,026       290,333
JPMorgan Chase & Co. ..................  7,454       290,781
                                                  ----------
                                                     581,114
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 19.8%
AT&T Corp. ............................  15,799      301,129
SBC Communications, Inc. ..............  12,850      331,145
                                                  ----------
                                                     632,274
                                                  ----------
INDUSTRIAL CONGLOMERATES - 11.7%
General Electric Co. ..................  10,199      372,263
                                                  ----------
OIL & GAS - 12.1%
Exxon Mobil Corp. .....................  7,535       386,244
                                                  ----------
PHARMACEUTICALS - 7.1%
Merck & Co., Inc. .....................  7,098       228,130
                                                  ----------
TOBACCO - 11.0%
Altria Group, Inc. ....................  5,770       352,547
                                                  ----------
TOTAL COMMON STOCKS (COST
 $3,068,512)...........................           $3,177,495
                                                  ----------

                                          FACE       FAIR
REPURCHASE AGREEMENTS - 0.2%             AMOUNT     VALUE
------------------------------------------------------------
US Bank 1.600% 01/03/05................  $7,000   $    7,000
  Repurchase price $7,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $6,852
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $287
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
 $7,000)...............................           $    7,000
                                                  ----------
TOTAL INVESTMENTS - 99.7%
 (COST $3,075,512) (A).................           $3,184,495
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%...................                7,426
                                                  ----------
TOTAL NET ASSETS - 100.0%..............           $3,191,921
                                                  ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.5%
Repurchase Agreements and
  Other Net Assets......................                0.5%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               19.8%
      Financials........................               18.2%
      Energy............................               12.1%
      Industrials.......................               11.7%
      Materials.........................               11.3%
      Consumer Staples..................               11.0%
      Consumer Discretionary............                8.3%
      Health Care.......................                7.1%
                                                ------------
                                                       99.5%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     3.34%
5 Year                                       3.47%
Since Inception (7/1/99)                     1.01%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
04/01/99                                                                 10000.00                            10000.00
                                                                         11463.00                            11253.00
12/99                                                                    10276.60                            11883.20
                                                                          8282.92                            10875.50
12/00                                                                    10538.40                            11306.10
                                                                         10946.20                            11097.00
12/01                                                                    10316.80                            10690.80
                                                                         10304.40                             9952.09
12/02                                                                     9634.62                             9086.26
                                                                         10642.40                             9904.93
12/03                                                                    12366.50                            11656.10
                                                                         11866.90                            11749.40
12/04                                                                    12605.00                            12274.60

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 10 -- Third Quarter Portfolio returned 3.34% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio lagged the DJIA in 2004. The stocks that gained were the following: Exxon Mobil Corp. up 28.0%, General Electric Co. up 20.7%, Verizon Communications, Inc. up 20.3%, Altria Group, Inc. up 18.4%, E.I. DuPont de Nemours & Co. up 10.4%, JPMorgan Chase & Co. up 10.0%, SBC Communications, Inc. up 3.7% and Citigroup Inc. up 2.7%. The stocks that declined were the following:
General Motors Corp. down 21.5% and Merck & Co., Inc. down 27.8%.

The performance of the portfolio was negatively impacted by the inclusion of General Motors Corp. and Merck & Co., Inc. General Motors Corp. struggled throughout 2004 on concerns over its declining market share, aggressive buyer incentives and large pension liability. Toyota is ramping up its production in an effort to overtake General Motors Corp. in global market share by the end of the decade. Merck & Co., Inc. suffered a major setback in September when its arthritis drug Vioxx was removed from the market voluntarily on September 29 on the concern patients using it for 18 months or longer were potentially vulnerable to heart attack, stroke or other heart problems. Vioxx sales generated $2.5 billion in 2003.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 - THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                   FAIR
COMMON STOCKS - 99.7%                   SHARES     VALUE
----------------------------------------------------------
AUTOMOBILES - 8.3%
General Motors Corp...................  6,807    $ 272,688
                                                 ---------
CHEMICALS - 10.6%
E.I. DuPont de Nemours & Co. .........  7,139      350,168
                                                 ---------
DIVERSIFIED FINANCIAL SERVICES - 19.7%
Citigroup, Inc. ......................  6,822      328,684
JPMorgan Chase & Co. .................  8,179      319,063
                                                 ---------
                                                   647,747
                                                 ---------
DIVERSIFIED TELECOMMUNICATION SERVICES - 21.0%
SBC Communications, Inc. .............  13,075     336,943
Verizon Communications, Inc. .........  8,762      354,949
                                                 ---------
                                                   691,892
                                                 ---------
INDUSTRIAL CONGLOMERATES - 10.8%
General Electric Co. .................  9,786      357,189
                                                 ---------
OIL & GAS - 11.1%
Exxon Mobil Corp. ....................  7,140      365,996
                                                 ---------
PHARMACEUTICALS - 6.5%
Merck & Co., Inc. ....................  6,675      214,534
                                                 ---------
TOBACCO - 11.7%
Altria Group, Inc. ...................  6,337      387,191
                                                 ---------
TOTAL COMMON STOCKS (COST
 $3,027,927)..........................           $3,287,405
                                                 ---------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.2%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 1.600% 01/03/05...............  $7,000   $    7,000
  Repurchase price $7,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $6,852
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $287
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
 $7,000)..............................           $    7,000
                                                 ----------
TOTAL INVESTMENTS - 99.9%
 (COST $3,034,927) (A)................           $3,294,405
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 0.1%...................                3,540
                                                 ----------
TOTAL NET ASSETS - 100.0%.............           $3,297,945
                                                 ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.7%
Repurchase Agreements and
  Other Net Assets......................                0.3%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               21.0%
      Financials........................               19.7%
      Consumer Staples..................               11.7%
      Energy............................               11.1%
      Industrials.......................               10.8%
      Materials.........................               10.6%
      Consumer Discretionary............                8.3%
      Health Care.......................                6.5%
                                                ------------
                                                       99.7%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in 10 common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     1.14%
5 Year                                       4.87%
Since inception (10/1/99)                    3.13%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/99                                                                     9267.00                            11162.00
                                                                          8094.72                            10215.50
12/00                                                                    10111.90                            10620.00
                                                                         10191.80                            10423.50
12/01                                                                     9951.29                            10042.00
                                                                         10217.00                             9348.12
12/02                                                                     9386.35                             8534.83
                                                                         10145.70                             9303.82
12/03                                                                    11621.90                            10948.70
                                                                         11356.90                            11036.30
12/04                                                                    11754.40                            11530.70

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 10 -- Fourth Quarter Portfolio returned 1.14% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio lagged the DJIA in 2004. The stocks that gained were the following: General Electric Co. up 20.7%, Verizon Communications, Inc. up 20.3%, Altria Group Inc. up 18.4%, E.I. DuPont de Nemours & Co. up 10.4%, JPMorgan Chase & Co. up 10.0%, SBC Communications, Inc. up 3.7% and Citigroup Inc. up 2.7%. The stocks that declined were the following: The Coca-Cola Co. down 16.1%, General Motors Corp. down 21.5% and Merck & Co., Inc down 27.8%.

The performance of the portfolio was negatively impacted by the inclusion of General Motors Corp., Merck & Co., Inc., and The Coca-Cola Co. General Motors Corp. struggled throughout 2004 on concerns over its declining market share, aggressive buyer incentives and large pension liability. Toyota is ramping up its production in an effort to overtake General Motors Corp. in global market share by the end of the decade. Merck & Co., Inc. suffered a major setback in September when its arthritis drug Vioxx was removed from the market voluntarily on September 29 on the concern patients using it for 18 months or longer were potentially vulnerable to heart attack, stroke or other heart problems. Vioxx sales generated $2.5 billion in 2003. The Coca-Cola Co.'s earnings in the third quarter declined by 24% when analysts had forecasted 3% growth. One of the firm's perceived downfalls is that it has been slow in bringing new beverages to market.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 98.1%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 8.7%
General Motors Corp. ..................  4,868    $  195,012
                                                  ----------
BEVERAGES - 9.6%
The Coca-Cola Co. .....................  5,161       214,852
                                                  ----------
CHEMICALS - 10.6%
E.I. DuPont de Nemours & Co. ..........  4,830       236,912
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 19.2%
Citigroup, Inc. .......................  4,687       225,820
JPMorgan Chase & Co. ..................  5,201       202,891
                                                  ----------
                                                     428,711
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 18.8%
SBC Communications, Inc. ..............  7,966       205,284
Verizon Communications, Inc. ..........  5,251       212,718
                                                  ----------
                                                     418,002
                                                  ----------
INDUSTRIAL CONGLOMERATES - 10.1%
General Electric Co. ..................  6,157       224,731
                                                  ----------
PHARMACEUTICALS - 9.1%
Merck & Co., Inc. .....................  6,264       201,325
                                                  ----------
TOBACCO - 12.0%
Altria Group, Inc. ....................  4,392       268,350
                                                  ----------
TOTAL COMMON STOCKS (COST
 $2,060,804)...........................           $2,187,895
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 0.5%            AMOUNT      VALUE
------------------------------------------------------------
US Bank 1.600% 01/03/05...............  $11,000   $   11,000
  Repurchase price $11,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $10,768
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $452
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
 $11,000).............................            $   11,000
                                                  ----------
TOTAL INVESTMENTS - 98.6%
 (COST $2,071,804) (A)................            $2,198,895
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 1.4%...................                30,522
                                                  ----------
TOTAL NET ASSETS - 100.0%.............            $2,229,417
                                                  ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               98.1%
Repurchase Agreements and
  Other Net Assets......................                1.9%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Consumer Staples..................               21.6%
      Financials........................               19.2%
      Telecommunication Services........               18.8%
      Materials.........................               10.6%
      Industrials.......................               10.1%
      Health Care.......................                9.1%
      Consumer Discretionary............                8.7%
                                                ------------
                                                       98.1%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                    10.69%
Since inception (1/3/00)                     4.83%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
01/03/00                                                                  10000.00                          10000.00
                                                                           8307.00                           9152.00
12/00                                                                     11316.60                           9514.42
                                                                          11762.50                           9338.40
12/01                                                                     10943.80                           8996.62
                                                                          10640.70                           8374.95
12/02                                                                      9564.91                           7646.33
                                                                          10301.40                           8335.26
12/03                                                                     11434.60                           9808.94
                                                                          11131.50                           9887.41
12/04                                                                     12657.60                          10329.40

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 5 -- First Quarter Portfolio returned 10.69% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio significantly outperformed the DJIA in 2004. The stocks that gained were the following: Exxon Mobil Corp. up 28.0%, General Electric Co. up 20.7%, JPMorgan Chase & Co. up 10.0% and SBC Communications, Inc. up 3.7%. The only stock that declined was AT&T Corp. down 0.6%.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.6%                    SHARES     VALUE
------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 19.5%
JPMorgan Chase & Co. ..................  5,448    $  212,526
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 35.4%
AT&T Corp. ............................  9,951       189,666
SBC Communications, Inc. ..............  7,649       197,115
                                                  ----------
                                                     386,781
                                                  ----------
INDUSTRIAL CONGLOMERATES - 21.7%
General Electric Co. ..................  6,491       236,922
                                                  ----------
OIL & GAS - 23.0%
Exxon Mobil Corp. .....................  4,901       251,225
                                                  ----------
TOTAL COMMON STOCKS (COST $949,382)....           $1,087,454
                                                  ----------

                                          FACE       FAIR
REPURCHASE AGREEMENTS - 0.3%             AMOUNT     VALUE
------------------------------------------------------------
US Bank 1.600% 01/03/05................  $3,000   $    3,000
  Repurchase price $3,000
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $2,937
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $123
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
 $3,000)...............................           $    3,000
                                                  ----------
TOTAL INVESTMENTS - 99.9%
 (COST $952,382) (A)...................           $1,090,454
OTHER ASSETS IN EXCESS OF
 LIABILITIES - 0.1%....................                1,476
                                                  ----------
TOTAL NET ASSETS - 100.0%..............           $1,091,930
                                                  ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements and
  Other Net Assets......................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               35.4%
      Energy............................               23.0%
      Industrials.......................               21.7%
      Financials........................               19.5%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                    10.96%
Since inception (4/3/00)                     6.98%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
04/03/00                                                                 10000.00                           10000.00
                                                                          9204.00                            9601.00
12/00                                                                    12451.20                            9981.20
                                                                         12538.30                            9796.55
12/01                                                                    11126.50                            9437.99
                                                                         10880.60                            8785.83
12/02                                                                    10066.80                            8021.46
                                                                         10996.90                            8744.19
12/03                                                                    12406.70                           10290.20
                                                                         12076.70                           10372.50
12/04                                                                    13766.20                           10836.10

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 5 -- Second Quarter Portfolio returned 10.96% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio significantly outperformed the DJIA in 2004 due to the vastly underperforming components of the DJIA that were not included in the Portfolio, namely General Motors Corp., down 21.5%, and Merck & Co., Inc, down 27.8%. The stocks that gained were the following: Exxon Mobil Corp. up 28.0%, General Electric Co. up 20.7%, JPMorgan Chase & Co. up 10.0% and SBC Communications, Inc. up 3.7%. The only stock that declined was AT&T Corp. down 0.6%.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.3%                     SHARES    VALUE
-----------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 17.2%
JPMorgan Chase & Co. ...................  4,193    $163,569
                                                   --------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 37.3%
AT&T Corp. .............................  8,884     169,329
SBC Communications, Inc. ...............  7,224     186,162
                                                   --------
                                                    355,491
                                                   --------
INDUSTRIAL CONGLOMERATES - 22.0%
General Electric Co. ...................  5,735     209,328
                                                   --------
OIL & GAS - 22.8%
Exxon Mobil Corp. ......................  4,235     217,086
                                                   --------
TOTAL COMMON STOCKS (COST $890,841).....           $945,474
                                                   --------

                                           FACE      FAIR
REPURCHASE AGREEMENTS - 0.6%              AMOUNT    VALUE
-----------------------------------------------------------
US Bank $1.600% 01/03/05................  $6,000   $  6,000
  Repurchase price $6,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $5,873
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $246
                                                   --------
TOTAL REPURCHASE AGREEMENTS (COST
  $6,000)...............................           $  6,000
                                                   --------
TOTAL INVESTMENTS - 99.9% (COST
  $896,841) (A).........................           $951,474
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%....................                929
                                                   --------
TOTAL NET ASSETS - 100.0%...............           $952,403
                                                   ========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.3%
Repurchase Agreements and
  Other Net Assets......................                0.7%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               37.3%
      Energy............................               22.8%
      Industrials.......................               22.0%
      Financials........................               17.2%
                                                ------------
                                                       99.3%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     7.87%
Since inception (7/3/00)                     4.86%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
07/03/00                                                                  10000.00                           10000.00
12/00                                                                     11824.00                           10396.00
                                                                          12511.00                           10203.70
12/01                                                                     11197.30                            9830.22
                                                                          10942.00                            9150.95
12/02                                                                      9990.07                            8354.82
                                                                          10647.40                            9107.59
12/03                                                                     11476.80                           10717.80
                                                                          11303.50                           10803.50
12/04                                                                     12380.60                           11286.50

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 5 -- Third Quarter Portfolio returned 7.87% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio outperformed the DJIA in 2004 due to the vastly underperforming components of the DJIA that were not included in the Portfolio, namely General Motors Corp. down 21.5%, and Merck & Co., Inc, down 27.8%. The stocks that gained were the following: General Electric Co. up 20.7%, Verizon Communications, Inc. up 20.3%, E.I. DuPont de Nemours & Co. up 10.4%, JPMorgan Chase & Co. up 10.0% and SBC Communications, Inc. up 3.7%.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.6%                     SHARES    VALUE
-----------------------------------------------------------
CHEMICALS - 20.3%
E.I. DuPont de Nemours & Co. ...........  3,967    $194,581
                                                   --------
DIVERSIFIED FINANCIAL SERVICES - 18.5%
JPMorgan Chase & Co. ...................  4,543     177,222
                                                   --------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  40.1%
SBC Communications, Inc. ...............  7,268     187,296
Verizon Communications, Inc. ...........  4,870     197,284
                                                   --------
                                                    384,580
                                                   --------
INDUSTRIAL CONGLOMERATES - 20.7%
General Electric Co. ...................  5,439     198,524
                                                   --------
TOTAL COMMON STOCKS (COST $849,642).....           $954,907
                                                   --------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.6%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 1.600% 01/03/05...............  $6,000   $    6,000
  Repurchase price $6,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $5,873
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $246
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $6,000).............................           $    6,000
                                                 ----------
TOTAL INVESTMENTS - 100.2%
  (COST $855,642) (A).................           $  960,907
LIABILITIES IN EXCESS OF OTHER
 ASSETS - (0.2%)......................               (2,233)
                                                 ----------
TOTAL NET ASSETS - 100.0%.............           $  958,674
                                                 ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.6%
Repurchase Agreements less
  Other Net Liabilities.................                0.4%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               40.1%
      Industrials.......................               20.7%
      Materials.........................               20.3%
      Financials........................               18.5%
                                                ------------
                                                       99.6%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF DECEMBER 31, 2004

AVERAGE ANNUAL TOTAL RETURN:

One year                                     6.56%
5 Year                                       6.17%
Since inception (10/1/99)                    2.71%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.
[BAR CHART]

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/99                                                                     8530.00                            11162.00
                                                                          7389.54                            10215.50
12/00                                                                     9304.17                            10620.00
                                                                          9270.67                            10423.50
12/01                                                                     9601.64                            10042.00
                                                                          9886.81                             9348.12
12/02                                                                     9036.54                             8534.83
                                                                          9766.69                             9303.82
12/03                                                                    10802.90                            10948.70
                                                                         10780.30                            11036.30
12/04                                                                    11511.20                            11530.70

 COMMENTS

For the fiscal year ending December 31, 2004, the Dow(SM) Target 5 -- Fourth Quarter Portfolio returned 6.56% versus 5.31% for the current benchmark, the Dow Jones Industrial Average(SM) (DJIA).

The DJIA posted a gain of 5.31% in 2004, which was modest compared to last year's 28.3% rise. The DJIA, like other indices, performed sluggishly for most of 2004. The index was down 2.5% for the first ten months of the year. Investors, in our opinion, were quite cautious on the market due to some or all of the following reasons: the war in Iraq, terrorist activity outside of the U.S. -- such as the rail bombing in Spain, surging oil prices and the presidential election in November. Ironically, it may very well be that the election was the dominant issue of 2004. We say this because the stock market began to rally immediately after President Bush was re-elected on November 2nd. There had been some speculation that had Senator Kerry won he would have sought to alter some of the tax provisions contained in the Jobs and Growth Act of 2003.

One of the top stories in the economy throughout 2004 was the strong showing by the manufacturing sector. The weakness in the U.S. dollar, a story that began in 2002, is responsible for some of the gains in activity. The weaker dollar has made U.S. goods more competitively priced in the global marketplace, which has boosted exports. If you recall, it was consumer spending, particularly in the housing market, and not business spending, that kept the U.S. economy propped up during the shallow recession of 2001. In 2004, we saw the baton pass from the consumer to Corporate America. Business spending increased about 12% in both 2003 and 2004, and is forecasted to grow by a healthy 8% in 2005, according to BusinessWeek. According to the Institute for Supply Management, the manufacturing sector grew for the 19th consecutive month in December, vs. 38 consecutive months of growth for the overall economy. The ISM Index of manufacturing activity averaged a reading above 60 for the entire year. A reading above 50 indicates that activity is expanding. The good news heading into 2005 is that manufacturers, though they have increased inventories in five of the past seven months, admit that they have not grown them enough to meet expected demand.

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index was expected to rise 13% in 2004, but earnings appear to have increased 20%, according to Thomson's year-end estimate. Thomson estimates that earnings growth will be 17% in 2005.

The Portfolio outperformed the DJIA in 2004. The stocks that gained were the following: General Electric Co. up 20.7%, Verizon Communications, Inc. up 20.3%, JPMorgan Chase & Co. up 10.0% and SBC Communications, Inc. up 3.7%. The only stock that declined was The Coca-Cola Co. down 16.1%.

The performance of the portfolio was negatively impacted by the inclusion of The Coca-Cola Co. The Coca-Cola Co.'s earnings in the third quarter declined by 24% when analysts had forecasted 3% growth. One of the firm's perceived downfalls is that it has been slow in bringing new beverages to market.

In 2004, value investing significantly outperformed growth investing, as measured by Standard & Poor's. The S&P Barra Value Index gained 15.7%, while the S&P Barra Growth Index rose 6.1%.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                                       DECEMBER 31, 2004

                                                     FAIR
COMMON STOCKS - 99.7%                    SHARES     VALUE
------------------------------------------------------------
BEVERAGES - 20.2%
The Coca-Cola Co. .....................  5,739    $  238,915
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 19.1%
JPMorgan Chase & Co. ..................  5,787       225,751
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
 39.3%
SBC Communications, Inc. ..............  8,862       228,373
Verizon Communications, Inc. ..........  5,840       236,578
                                                  ----------
                                                     464,951
                                                  ----------
INDUSTRIAL CONGLOMERATES - 21.1%
General Electric Co. ..................  6,848       249,953
                                                  ----------
TOTAL COMMON STOCKS (COST
 $1,094,869)...........................           $1,179,570
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.5%            AMOUNT     VALUE
-----------------------------------------------------------
US Bank 1.600% 01/03/05...............  $6,000   $    6,000
  Repurchase price $6,001
  Collateralized by:
    Freddie Mac Mortgage Back Pool
    #2609 WF 3.830% 4/15/33
    Fair Value: $5,873
    Fannie Mae Mortgage Back Pool
    #2004-39 MF 3.830% 05/25/34
    Fair Value: $246
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
 $6,000)..............................           $    6,000
                                                 ----------
TOTAL INVESTMENTS - 100.2%
 (COST $1,100,869) (A)................           $1,185,570
LIABILITIES IN EXCESS OF OTHER
 ASSETS - (0.2%)......................               (1,824)
                                                 ----------
TOTAL NET ASSETS - 100.0%.............           $1,183,746
                                                 ==========

---------------

(a) Represents cost for financial reporting and federal income tax purposes.

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.7%
Repurchase Agreements less
  Other Net Liabilities.................                0.3%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               39.3%
      Industrials.......................               21.1%
      Consumer Staples..................               20.2%
      Financials........................               19.1%
                                                ------------
                                                       99.7%
                                                ============

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                          DECEMBER 31, 2004

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,659,815       $3,075,512      $3,034,927       $2,071,804
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,840,496       $3,184,495      $3,294,405       $2,198,895
  Cash in bank..............................................           --              680             415              527
  Receivable for securities sold............................       27,961               --              --               --
  Receivable for fund shares sold...........................           --               --              --           28,288
  Dividends and accrued interest receivable.................       11,678           13,039           9,345            6,901
  Prepaid expenses and other assets.........................          154              337             334              183
                                                               ----------       ----------      ----------       ----------
    Total Assets............................................    2,880,289        3,198,551       3,304,499        2,234,794
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Cash overdraft............................................       19,028               --              --               --
  Payable for fund interests redeemed.......................          107              121             117                2
  Payable for investment management services................        1,448            1,612           1,656            1,093
  Accrued professional fees.................................        1,899            1,910           1,909            1,876
  Accrued custody expense...................................          445              451             452              432
  Accrued accounting fees...................................          321              356             361              247
  Accrued printing, proxy and postage expense...............        1,644            1,995           1,880            1,540
  Other accrued expenses....................................           --              185             179              187
                                                               ----------       ----------      ----------       ----------
    Total Liabilities.......................................       24,892            6,630           6,554            5,377
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,855,397       $3,191,921      $3,297,945       $2,229,417
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  277,793       $  287,449      $  343,910       $  209,055
  Paid-in capital in excess of par value....................    2,276,675        2,793,445       2,769,516        1,878,676
  Accumulated net realized gains (losses) on investments....       39,710          (62,420)       (152,313)         (42,414)
  Net unrealized appreciation on investments................      180,681          108,983         259,478          127,091
  Undistributed net investment income.......................       80,538           64,464          77,354           57,009
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,855,397       $3,191,921      $3,297,945       $2,229,417
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      277,793          287,449         343,910          209,055
Net asset value per membership interest.....................   $    10.28       $    11.10      $     9.59       $    10.66
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS                   FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     114       $      86        $    137        $      99
  Dividends.................................................      112,067         118,738         111,511           81,480
  Other income..............................................        1,688             684             915              878
                                                                ---------       ---------        --------        ---------
    Total investment income.................................      113,869         119,508         112,563           82,457
                                                                ---------       ---------        --------        ---------
Expenses:
  Management fees...........................................       17,610          19,471          18,497           13,026
  Custodian fees............................................        1,712           2,099           2,560            1,342
  Professional fees.........................................        2,493           2,657           2,777            2,611
  Accounting fees...........................................          125           1,671           1,296            1,000
  Printing, proxy and postage...............................        2,566           3,440           3,305            1,931
  Other.....................................................           75             289             488               61
                                                                ---------       ---------        --------        ---------
    Total expenses..........................................       24,581          29,627          28,923           19,971
    Less expenses voluntarily reduced or reimbursed by
      advisor...............................................         (106)           (290)           (293)            (154)
                                                                ---------       ---------        --------        ---------
    Net expenses............................................       24,475          29,337          28,630           19,817
                                                                ---------       ---------        --------        ---------
    Net investment income...................................       89,394          90,171          83,933           62,640
                                                                ---------       ---------        --------        ---------
Realized & unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................      208,980         157,586         (81,245)          76,580
  Change in unrealized appreciation/depreciation on
    investments.............................................     (236,659)       (191,435)         99,286         (119,145)
                                                                ---------       ---------        --------        ---------
  Net gains (losses) on investments.........................      (27,679)        (33,849)         18,041          (42,565)
                                                                ---------       ---------        --------        ---------
  Change in net assets from operations......................    $  61,715       $  56,322        $101,974        $  20,075
                                                                =========       =========        ========        =========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)              DECEMBER 31, 2004

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $  952,382        $896,841        $ 855,642       $1,100,869
                                                               ==========        ========        =========       ==========
  Investments in securities, at fair value..................   $1,090,454        $951,474        $ 960,907       $1,185,570
  Cash in bank..............................................          877             938                6              262
  Receivable for fund shares sold...........................          327              --               --               33
  Dividends and accrued interest receivable.................        3,792           3,372            1,197            1,518
  Due from advisor..........................................           --              47               --               66
  Prepaid expenses and other assets.........................           12              11               15               13
                                                               ----------        --------        ---------       ----------
    Total Assets............................................    1,095,462         955,842          962,125        1,187,462
                                                               ----------        --------        ---------       ----------
Liabilities:
  Payable for fund interests redeemed.......................            2              29               27               43
  Payable for investment management services................          554             481              485              602
  Accrued professional fees.................................        1,847           1,842            1,843            1,848
  Accrued custody expense...................................          417             415              415              419
  Accrued accounting fees...................................          132             117              119              139
  Accrued printing, proxy and postage expense...............          546             479              562              624
  Other accrued expenses....................................           34              76               --               41
                                                               ----------        --------        ---------       ----------
    Total Liabilities.......................................        3,532           3,439            3,451            3,716
                                                               ----------        --------        ---------       ----------
Net assets..................................................   $1,091,930        $952,403        $ 958,674       $1,183,746
                                                               ==========        ========        =========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  104,428        $ 95,055        $  95,762       $  113,773
  Paid-in capital in excess of par value....................      845,082         798,648          840,768          962,550
  Accumulated net realized losses on investments............      (18,324)        (15,353)        (105,013)          (2,398)
  Net unrealized appreciation on investments................      138,072          54,633          105,265           84,701
  Undistributed net investment income.......................       22,672          19,420           21,892           25,120
                                                               ----------        --------        ---------       ----------
Net assets..................................................   $1,091,930        $952,403        $ 958,674       $1,183,746
                                                               ==========        ========        =========       ==========
Membership interest outstanding.............................      104,428          95,055           95,762          113,773
Net asset value per membership interest.....................   $    10.46        $  10.02        $   10.01       $    10.40
                                                               ==========        ========        =========       ==========

 STATEMENTS OF OPERATIONS (CONTINUED)       FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $     49         $    61          $    71         $    67
  Dividends.................................................      38,284          30,502           32,827          39,090
  Other income..............................................         860             810            1,269           1,046
                                                                --------         -------          -------         -------
    Total investment income.................................      39,193          31,373           34,167          40,203
                                                                --------         -------          -------         -------
Expenses:
  Management fees...........................................       6,250           5,236            5,556           6,772
  Custodian fees............................................       1,447           1,063            1,127           1,472
  Professional fees.........................................       2,433           2,363            2,285           2,326
  Printing, proxy, and postage fees.........................         772             518              456           1,143
  Other.....................................................         205              26               25              31
                                                                --------         -------          -------         -------
    Total expenses..........................................      11,107           9,206            9,449          11,744
    Less expenses voluntarily reduced or reimbursed by
      advisor...............................................          --             (47)              --             (66)
                                                                --------         -------          -------         -------
    Net expenses............................................      11,107           9,159            9,449          11,678
                                                                --------         -------          -------         -------
    Net investment income...................................      28,086          22,214           24,718          28,525
                                                                --------         -------          -------         -------
Realized & unrealized gains (losses) on investments:
  Net realized gains (losses) on investments................      51,170          13,617           28,277          30,138
  Change in unrealized appreciation/depreciation on
    investments.............................................      24,890          58,731           18,660          14,619
                                                                --------         -------          -------         -------
  Net gains (losses) on investments.........................      76,060          72,348           46,937          44,757
                                                                --------         -------          -------         -------
  Change in net assets from operations......................    $104,146         $94,562          $71,655         $73,282
                                                                ========         =======          =======         =======

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                  DOW TARGET 10 PORTFOLIOS
                            -----------------------------------------------------------------------------------------------------
                                 FIRST QUARTER            SECOND QUARTER             THIRD QUARTER            FOURTH QUARTER
                            -----------------------   -----------------------   -----------------------   -----------------------
                               YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                             12/31/04     12/31/03     12/31/04     12/31/03     12/31/04     12/31/03     12/31/04     12/31/03
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
From investment
  activities:
  Operations:
  Net investment income...  $   89,394   $   53,720   $   90,171   $   61,645   $   83,933   $   59,265   $   62,640   $   37,614
  Net realized gains
    (losses) on
    investments...........     208,980      (69,699)     157,586       (2,861)     (81,245)      56,589       76,580       27,538
  Change in unrealized
 appreciation/depreciation
    on investments........    (236,659)     661,750     (191,435)     645,871       99,286      460,842     (119,145)     369,985
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Change in net assets
      from operations.....      61,715      645,771       56,322      704,655      101,974      576,696       20,075      435,137
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders:
  Distributions paid from
    net investment
    income................          --      (58,483)          --      (65,422)          --      (62,059)          --      (40,073)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Capital transactions:
  Received from shares
    sold..................     636,628      336,741      373,215      751,901      591,791      857,868      238,593      932,667
  Shares issued from
    merger................          --    1,656,041           --    1,398,817           --      990,368           --      870,742
  Received from dividends
    reinvested............          --       58,483           --       65,422           --       62,059           --       40,073
  Paid for shares
    redeemed..............    (652,567)    (206,437)    (631,115)    (195,125)    (612,071)    (184,383)    (627,611)    (263,407)
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
    Change in net assets
      from capital
      transactions........     (15,939)   1,844,828     (257,900)   2,021,015      (20,280)   1,725,912     (389,018)   1,580,075
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
      Change in net
        assets............      45,776    2,432,116     (201,578)   2,660,248       81,694    2,240,549     (368,943)   1,975,139
Net Assets:
  Beginning of year.......   2,809,621      377,505    3,393,499      733,251    3,216,251      975,702    2,598,360      623,221
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
  End of year.............  $2,855,397   $2,809,621   $3,191,921   $3,393,499   $3,297,945   $3,216,251   $2,229,417   $2,598,360
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========
  Undistributed
    (distributions in
    excess) net investment
    income................  $   80,538   $   (8,856)  $   64,464   $  (25,707)  $   77,354   $   (6,579)  $   57,009   $   (5,631)
                            ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                       DOW TARGET 5 PORTFOLIOS
                                     --------------------------------------------------------------------------------------------
                                         FIRST QUARTER          SECOND QUARTER         THIRD QUARTER          FOURTH QUARTER
                                     ----------------------   -------------------   -------------------   -----------------------
                                        YEAR        YEAR        YEAR       YEAR       YEAR       YEAR        YEAR         YEAR
                                       ENDED        ENDED      ENDED      ENDED      ENDED      ENDED       ENDED        ENDED
                                      12/31/04    12/31/03    12/31/04   12/31/03   12/31/04   12/31/03    12/31/04     12/31/03
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
From investment activities:
  Operations:
  Net investment income............  $   28,086   $  16,132   $ 22,214   $ 12,603   $ 24,718   $ 19,796   $   28,525   $   14,254
  Net realized gains (losses) on
    investments....................      51,170     (26,937)    13,617    (27,394)    28,277    (58,401)      30,138       (1,902)
  Change in unrealized
    appreciation/depreciation on
    investments....................      24,890     204,968     58,731    157,045     18,660    141,227       14,619      154,694
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
    Change in net assets from
      operations...................     104,146     194,163     94,562    142,254     71,655    102,622       73,282      167,046
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
Distributions to shareholders:
  Distributions paid from net
    investment income..............          --     (18,676)        --    (13,853)        --    (21,950)          --      (16,477)
  Distributions of net capital
    gains..........................          --     (49,221)        --         --         --    (17,100)          --       (3,265)
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
    Total distributions to
      shareholders.................          --     (67,897)        --    (13,853)        --    (39,050)          --      (19,742)
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
Capital transactions:
  Received from shares sold........     102,785     126,631    115,838    315,601    302,499    361,868      103,574      423,181
  Shares issued from merger........          --     550,180         --    239,119         --    456,829           --      444,135
  Received from dividends
    reinvested.....................          --      67,897         --     13,853         --     39,050           --       19,742
  Paid for shares redeemed.........     (89,176)   (116,367)   (83,599)   (66,758)  (392,240)  (284,584)    (124,282)    (133,540)
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
    Change in net assets from
      capital transactions.........      13,609     628,341     32,239    501,815    (89,741)   573,163      (20,708)     753,518
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
      Change in net assets.........     117,755     754,607    126,801    630,216    (18,086)   636,735       52,574      900,822
Net Assets:
  Beginning of year................     974,175     219,568    825,602    195,386    976,760    340,025    1,131,172      230,350
                                     ----------   ---------   --------   --------   --------   --------   ----------   ----------
  End of year......................  $1,091,930   $ 974,175   $952,403   $825,602   $958,674   $976,760   $1,183,746   $1,131,172
                                     ==========   =========   ========   ========   ========   ========   ==========   ==========
  Undistributed (distributions in
    excess) net investment
    income.........................  $   22,672   $  (5,414)  $ 19,420   $ (2,794)  $ 21,892   $ (2,826)  $   25,120   $   (3,405)
                                     ==========   =========   ========   ========   ========   ========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS

                                                                DOW 10 -- FIRST QUARTER
                                                  ----------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED      ENDED
                                                  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                                  --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year..............   $ 9.96     $ 8.18    $  9.47     $ 9.98     $10.03
                                                   ------     ------    -------     ------     ------
Income (loss) from operations:
 Net investment income..........................     0.32       0.25(a)    0.19       0.16       0.19
 Net realized & unrealized gains (losses) on
  investments...................................       --       1.77      (1.21)     (0.51)     (0.05)
                                                   ------     ------    -------     ------     ------
      Total income (loss) from operations.......     0.32       2.02      (1.02)     (0.35)      0.14
                                                   ------     ------    -------     ------     ------
Distributions:
 Distributions from net investment income.......       --      (0.24)     (0.27)     (0.16)     (0.19)
                                                   ------     ------    -------     ------     ------
Net asset value, end of year....................   $10.28     $ 9.96    $  8.18     $ 9.47     $ 9.98
                                                   ======     ======    =======     ======     ======
Total return....................................     3.21%     25.24%    (10.75)%    (3.52)%     1.79%
Ratios and supplemental data:
Net assets at end of year (millions)............   $  2.9     $  2.8    $   0.4     $  0.5     $  0.6
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced or
  reimbursed by advisor:
  Expenses......................................     0.84%      1.10%      1.54%      1.60%      1.31%
  Net investment income.........................     3.05%      2.91%      2.08%      1.59%      2.07%
 Ratios assuming no expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses......................................     0.84%      1.16%      1.86%      2.27%      1.81%
 Portfolio turnover rate........................       56%        16%        30%        35%       274%

                                                                DOW 10 -- SECOND QUARTER
                                                  ----------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED      ENDED
                                                  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                                  --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year..............   $10.89     $ 8.70     $ 9.72     $10.11     $10.03
                                                   ------     ------     ------     ------     ------
Income (loss) from operations:
 Net investment income..........................     0.31       0.26(a)    0.13       0.17       0.18
 Net realized & unrealized gains (losses) on
  investments...................................    (0.10)      2.17      (0.76)     (0.38)      0.08
                                                   ------     ------     ------     ------     ------
      Total income (loss) from operations.......     0.21       2.43      (0.63)     (0.21)      0.26
                                                   ------     ------     ------     ------     ------
Distributions:
 Distributions from net investment income.......       --      (0.24)     (0.39)     (0.18)     (0.18)
                                                   ------     ------     ------     ------     ------
Net asset value, end of year....................   $11.10     $10.89     $ 8.70     $ 9.72     $10.11
                                                   ======     ======     ======     ======     ======
Total return....................................     1.93%     28.36%     (6.61)%    (2.10)%     2.54%
Ratios and supplemental data:
Net assets at end of year (millions)............   $  3.2     $  3.4     $  0.7     $  1.3     $  1.4
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced or
  reimbursed by advisor:
  Expenses......................................     0.91%      1.14%      1.43%      1.50%      1.34%
  Net investment income.........................     2.79%      2.71%      2.13%      1.63%      2.01%
 Ratios assuming no expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses......................................     0.92%      1.14%      1.50%      1.68%      1.36%
 Portfolio turnover rate........................       47%        23%        33%        25%        62%

---------------

(a) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                DOW 10 -- THIRD QUARTER
                                                  ----------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED      ENDED
                                                  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                                  --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year..............   $9.28      $ 7.66     $ 8.59     $ 9.04     $ 8.82
                                                   -----      ------     ------     ------     ------
Income (loss) from operations:
 Net investment income..........................    0.24        0.23       0.17       0.14       0.15
 Net realized & unrealized gains (losses) on
  investments...................................    0.07        1.61      (0.90)     (0.45)      0.22
                                                   -----      ------     ------     ------     ------
      Total income (loss) from operations.......    0.31        1.84      (0.73)     (0.31)      0.37
                                                   -----      ------     ------     ------     ------
Distributions:
 Distributions from net investment income.......      --       (0.22)     (0.20)     (0.14)     (0.15)
                                                   -----      ------     ------     ------     ------
Net asset value, end of year....................   $9.59      $ 9.28     $ 7.66     $ 8.59     $ 9.04
                                                   =====      ======     ======     ======     ======
Total return....................................    3.34%      24.46%     (8.52)%    (3.38)%     4.34%
Ratios and supplemental data:
Net assets at end of year (millions)............   $ 3.3      $  3.2     $  1.0     $  1.1     $  1.2
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced or
  reimbursed by advisor:
  Expenses......................................    0.93%       1.14%      1.44%      1.52%      1.46%
  Net investment income.........................    2.73%       2.87%      2.16%      1.54%      1.77%
 Ratios assuming no expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses......................................    0.94%       1.14%      1.44%      1.76%      1.46%
 Portfolio turnover rate........................      56%         37%        37%        47%        54%

                                                                DOW 10 -- FOURTH QUARTER
                                                  ----------------------------------------------------
                                                    YEAR       YEAR       YEAR       YEAR       YEAR
                                                   ENDED      ENDED      ENDED      ENDED      ENDED
                                                  12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                                  --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year..............   $10.54     $ 8.73     $ 9.50     $ 9.80     $ 9.20
                                                   ------     ------     ------     ------     ------
Income (loss) from operations:
 Net investment income..........................     0.30       0.25       0.19       0.14       0.18
 Net realized & unrealized gains (losses) on
  investments...................................    (0.18)      1.79      (0.73)     (0.30)      0.60
                                                   ------     ------     ------     ------     ------
      Total income (loss) from operations.......     0.12       2.04      (0.54)     (0.16)      0.78
                                                   ------     ------     ------     ------     ------
Distributions:
 Distributions from net investment income.......       --      (0.23)     (0.23)     (0.14)     (0.18)
                                                   ------     ------     ------     ------     ------
Net asset value, end of year....................   $10.66     $10.54     $ 8.73     $ 9.50     $ 9.80
                                                   ======     ======     ======     ======     ======
Total return....................................     1.14%     23.81%     (5.68)%    (1.59)%     9.12%
Ratios and supplemental data:
Net assets at end of year (millions)............   $  2.2     $  2.6     $  0.6     $  0.7     $  0.9
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced or
  reimbursed by advisor:
  Expenses......................................     0.92%      1.32%      1.52%      1.57%      1.27%
  Net investment income.........................     2.89%      2.63%      1.95%      1.41%      2.07%
 Ratios assuming no expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses......................................     0.92%      1.33%      1.66%      2.09%      1.50%
 Portfolio turnover rate........................       40%        59%        40%        34%        43%

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                             DOW 5 -- FIRST QUARTER
                                             -------------------------------------------------------
                                               YEAR       YEAR       YEAR       YEAR        FROM
                                              ENDED      ENDED      ENDED      ENDED      1/3/00(C)
                                             12/31/04   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                             --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of year or
  period...................................   $ 9.45     $ 8.51    $ 10.07     $10.98      $10.00
                                              ------     ------    -------     ------      ------
Income (loss) from operations:
 Net investment income.....................     0.27       0.20(d)    0.17       0.21        0.30
 Net realized & unrealized gains (losses)
  on investments...........................     0.74       1.44      (1.45)     (0.55)       0.98
                                              ------     ------    -------     ------      ------
      Total income (loss) from
        operations.........................     1.01       1.64      (1.28)     (0.34)       1.28
                                              ------     ------    -------     ------      ------
Distributions:
 Distributions from net investment
  income...................................       --      (0.20)     (0.28)     (0.21)      (0.30)
 Distributions of net realized
  capital gains............................       --      (0.50)        --      (0.36)         --
                                              ------     ------    -------     ------      ------
      Total distributions..................       --      (0.70)     (0.28)     (0.57)      (0.30)
                                              ------     ------    -------     ------      ------
Net asset value, end of year or period.....   $10.46     $ 9.45    $  8.51     $10.07      $10.98
                                              ======     ======    =======     ======      ======
Total return...............................    10.69%     19.55%    (12.60)%    (3.30)%     13.17%(b)
Ratios and supplemental data:
Net assets at end of year or period
  (millions)...............................   $  1.1     $  1.0    $   0.2     $  0.3      $  0.3
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses.................................     1.07%      1.48%      1.60%      1.60%       0.77%(a)
  Net investment income....................     2.70%      2.20%      1.94%      1.82%       3.32%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor:
  Expenses.................................     1.07%      1.72%      2.44%      3.43%       2.40%(a)
 Portfolio turnover rate...................       35%        31%        66%        36%          5%

                                                             DOW 5 -- SECOND QUARTER
                                             -------------------------------------------------------
                                               YEAR       YEAR       YEAR       YEAR        FROM
                                              ENDED      ENDED      ENDED      ENDED      4/3/00(C)
                                             12/31/04   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                             --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of year or
  period...................................   $ 9.03     $ 7.48     $ 8.55    $ 12.21      $10.00
                                              ------     ------     ------    -------      ------
Income (loss) from operations:
 Net investment income.....................     0.23       0.18(d)    0.19       0.20        0.21
 Net realized & unrealized gains (losses)
  on investments...........................     0.76       1.54      (1.01)     (1.46)       2.21
                                              ------     ------     ------    -------      ------
      Total income (loss) from
        operations.........................     0.99       1.72      (0.82)     (1.26)       2.42
                                              ------     ------     ------    -------      ------
Distributions:
 Distributions from net investment
  income...................................       --      (0.17)     (0.25)     (0.20)      (0.21)
 Distributions of net realized
  capital gains............................       --         --         --      (2.20)         --
                                              ------     ------     ------    -------      ------
      Total distributions..................       --      (0.17)     (0.25)     (2.40)      (0.21)
                                              ------     ------     ------    -------      ------
Net asset value, end of year or period.....   $10.02     $ 9.03     $ 7.48    $  8.55      $12.21
                                              ======     ======     ======    =======      ======
Total return...............................    10.96%     23.25%     (9.53)%   (10.64)%     24.51%(b)
Ratios and supplemental data:
Net assets at end of year or period
  (millions)...............................   $  1.0     $  0.8     $  0.2    $   0.2      $  0.2
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses.................................     1.05%      1.52%      1.60%      1.60%       0.97%(a)
  Net investment income....................     2.55%      2.22%      2.36%      1.66%       2.03%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor:
  Expenses.................................     1.06%      1.92%      3.05%      4.00%       2.05%(a)
 Portfolio turnover rate...................       51%        28%        10%        62%         17%

---------------

(a) Annualized.

(b) Not annualized.

(c) Represents date of commencement of operations.

(d) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              DOW 5 -- THIRD QUARTER
                                              -------------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR        FROM
                                               ENDED      ENDED      ENDED      ENDED      7/3/00(C)
                                              12/31/04   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                              --------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of year or
  period....................................   $ 9.28     $8.44     $  9.70     $11.69      $10.00
                                               ------     -----     -------     ------      ------
Income (loss) from operations:
 Net investment income......................     0.26      0.22        0.21       0.18        0.12
 Net realized & unrealized gains
  (losses) on investments...................     0.47      1.02       (1.25)     (0.78)       1.69
                                               ------     -----     -------     ------      ------
      Total income (loss) from operations...     0.73      1.24       (1.04)     (0.60)       1.81
                                               ------     -----     -------     ------      ------
Distributions:
 Distributions from net investment income...       --     (0.23)      (0.22)     (0.18)      (0.12)
 Distributions of net realized capital
  gains.....................................       --     (0.17)         --      (1.21)         --
                                               ------     -----     -------     ------      ------
      Total distributions...................       --     (0.40)      (0.22)     (1.39)      (0.12)
                                               ------     -----     -------     ------      ------
Net asset value, end of year or period......   $10.01     $9.28     $  8.44     $ 9.70      $11.69
                                               ======     =====     =======     ======      ======
Total return................................     7.87%    14.88%     (10.79)%    (5.30)%     18.24%(b)
Ratios and supplemental data:
Net assets at end of year or period
  (millions)................................   $  1.0     $ 1.0     $   0.3     $  0.2      $  0.2
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses..................................     1.02%     1.50%       1.55%      1.60%       0.80%(a)
  Net Investment Income.....................     2.67%     2.69%       2.39%      1.53%       1.16%(a)
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor:
  Expenses..................................     1.02%     1.75%       2.36%      4.40%       2.01%(a)
 Portfolio turnover rate....................       92%       86%        105%        55%          0%

                                                            DOW 5 -- FOURTH QUARTER
                                              ----------------------------------------------------
                                                YEAR       YEAR       YEAR       YEAR       YEAR
                                               ENDED      ENDED      ENDED      ENDED      ENDED
                                              12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                              --------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of year or
  period....................................   $ 9.76     $8.38      $9.14      $8.99      $8.47
                                               ------     -----      -----      -----      -----
Income (loss) from operations:
 Net investment income......................     0.25      0.20(d)    0.19       0.13       0.20
 Net realized & unrealized gains
  (losses) on investments...................     0.39      1.41      (0.73)      0.15       0.52
                                               ------     -----      -----      -----      -----
      Total income (loss) from operations...     0.64      1.61      (0.54)      0.28       0.72
                                               ------     -----      -----      -----      -----
Distributions:
 Distributions from net investment income...       --     (0.20)     (0.22)     (0.13)     (0.20)
 Distributions of net realized capital
  gains.....................................       --     (0.03)        --         --         --
                                               ------     -----      -----      -----      -----
      Total distributions...................       --     (0.23)     (0.22)     (0.13)     (0.20)
                                               ------     -----      -----      -----      -----
Net asset value, end of year or period......   $10.40     $9.76      $8.38      $9.14      $8.99
                                               ======     =====      =====      =====      =====
Total return................................     6.56%    19.54%     (5.89)%     3.20%      9.07%
Ratios and supplemental data:
Net assets at end of year or period
  (millions)................................   $  1.2     $ 1.1      $ 0.2      $ 0.3      $ 0.3
Ratio to average net assets:
 Ratio net of expenses voluntarily reduced
  or reimbursed by advisor:
  Expenses..................................     1.04%     1.50%      1.60%      1.60%      1.28%
  Net Investment Income.....................     2.53%     2.25%      1.97%      1.32%      2.58%
 Ratios assuming no expenses voluntarily
  reduced or reimbursed by advisor:
  Expenses..................................     1.04%     1.87%      2.76%      3.26%      2.28%
 Portfolio turnover rate....................       70%       63%        45%        84%        69%

---------------

(a) Annualized.

(b) Not annualized.

(c) Represents date of commencement of operations.

(d) Calculated using the average daily shares method.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                                  December 31, 2004

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow(SM) Target Variable Fund LLC (the "Fund") is an open-end management investment company. Its "Dow Target 10" Portfolios are 4 non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" Portfolios are 4 non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLIC"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLIC's separate accounts as an investment option for their variable annuity contracts.

   MERGER AND REORGANIZATION INFORMATION

   The Fund entered into two Plans of Merger and Reorganization in 2003 pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. As a result of the merger, the number of positions held at December 31, 2003 in the Dow
   10 -- Second Quarter and Dow 5 -- Second Quarter Portfolios exceed the original number of positions held. The Portfolios listed below transferred all of its assets and liabilities in 2003 to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

                 DOW TARGET 10 PORTFOLIOS
                 ------------------------
      Dow Target 10 - February Portfolio                         Dow Target 10 - January (First Quarter)
                                                                 Portfolio
      Dow Target 10 - March Portfolio
      Dow Target 10 - May Portfolio                              Dow Target 10 - April (Second Quarter)
                                                                 Portfolio
      Dow Target 10 - June Portfolio
      Dow Target 10 - August Portfolio                           Dow Target 10 - July (Third Quarter) Portfolio
      Dow Target 10 - September Portfolio
      Dow Target 10 - November Portfolio                         Dow Target 10 - October (Fourth Quarter)
                                                                 Portfolio
      Dow Target 10 - December Portfolio

                  DOW TARGET 5 PORTFOLIOS
                  -----------------------
      Dow Target 5 - February Portfolio                          Dow Target 5 - January (First Quarter)
                                                                 Portfolio
      Dow Target 5 - March Portfolio
      Dow Target 5 - May Portfolio                               Dow Target 5 - April (Second Quarter) Portfolio
      Dow Target 5 - June Portfolio
      Dow Target 5 - August Portfolio                            Dow Target 5 - July (Third Quarter) Portfolio
      Dow Target 5 - September Portfolio
      Dow Target 5 - November Portfolio                          Dow Target 5 - October (Fourth Quarter)
                                                                 Portfolio
      Dow Target 5 - December Portfolio

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board of Managers on May 9, 2001 and completed on May 1, 2003 and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on April 29, 2003. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the reorganization.

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         JANUARY 10     FEBRUARY 10       MARCH 10      DOW 10 FIRST QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      60,490         103,909          120,723             292,960
      Net assets......................................   $ 474,508       $ 867,492       $  954,914          $2,296,914
      Net asset value.................................   $    7.84       $    8.35       $     7.91          $     7.84
      Net unrealized depreciation.....................   $ (54,296)      $ (73,964)      $  (92,401)         $ (220,661)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          APRIL 10         MAY 10         JUNE 10       DOW 10 SECOND QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      98,621          85,241          131,000             289,962
      Net assets......................................   $ 873,875       $ 687,734       $1,007,831          $2,569,440
      Net asset value.................................   $    8.86       $    8.07       $     7.69          $     8.86
      Net unrealized depreciation.....................   $ (46,854)      $(118,232)      $ (178,514)         $ (343,600)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          JULY 10        AUGUST 10      SEPTEMBER 10    DOW 10 THIRD QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................     124,008          73,712           80,056             274,442
      Net assets......................................   $ 947,629       $ 552,284       $  596,830          $2,096,743
      Net asset value.................................   $    7.64       $    7.49       $     7.46          $     7.64
      Net unrealized depreciation.....................   $(135,986)      $ (73,601)      $  (85,145)         $ (294,732)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         OCTOBER 10     NOVEMBER 10     DECEMBER 10     DOW 10 FOURTH QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      67,478          80,731           47,280             183,200
      Net assets......................................   $ 579,236       $ 626,697       $  366,446          $1,572,379
      Net asset value.................................   $    8.58       $    7.76       $     7.75          $     8.58
      Net unrealized depreciation.....................   $  (1,671)      $ (60,752)      $  (61,649)         $ (124,072)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         JANUARY 5       FEBRUARY 5       MARCH 5        DOW 5 FIRST QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      35,968          31,800           35,156             107,823
      Net assets......................................   $ 296,596       $ 295,874       $  296,995          $  889,465
      Net asset value.................................   $    8.25       $    9.30       $     8.45          $     8.25
      Net unrealized depreciation.....................   $ (40,530)      $ (14,906)      $  (27,783)         $  (83,219)

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          APRIL 5          MAY 5           JUNE 5       DOW 5 SECOND QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      33,348          25,298           22,114              79,452
      Net assets......................................   $ 252,418       $ 179,583       $  169,447          $  601,448
      Net asset value.................................   $    7.57       $    7.10       $     7.66          $     7.57
      Net unrealized depreciation.....................   $ (27,676)      $ (54,541)      $  (55,368)         $ (137,585)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                           JULY 5         AUGUST 5      SEPTEMBER 5      DOW 5 THIRD QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      36,601          29,921           27,149              96,889
      Net assets......................................   $ 313,868       $ 323,285       $  194,123          $  831,276
      Net asset value.................................   $    8.58       $   10.80       $     7.15          $     8.58
      Net unrealized appreciation (depreciation)......   $  10,951       $ (32,189)      $  (28,390)         $  (49,628)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         OCTOBER 5       NOVEMBER 5      DECEMBER 5     DOW 5 FOURTH QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      25,474          37,120           32,217              89,845
      Net assets......................................   $ 209,185       $ 271,791       $  256,838          $  737,814
      Net asset value.................................   $    8.21       $    7.32       $     7.97          $     8.21
      Net unrealized depreciation.....................   $  (2,060)      $ (19,604)      $  (64,890)         $  (86,554)

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Portfolio interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   As a single member limited liability company, the Fund is not subject to Subchapter M distribution requirements. As such, no distributions were declared or paid during the year ended December 31, 2004.

   In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have made no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of December 31, 2004 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $  381,197        $  379,880       $  427,840        $  208,327
        Depreciation........................................     (200,516)         (270,897)        (168,362)          (81,236)
                                                               ----------        ----------       ----------        ----------
      Net Unrealized: Appreciation..........................   $  180,681        $  108,983       $  259,478        $  127,091
                                                               ==========        ==========       ==========        ==========

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................   $  185,705        $  105,050       $  105,699        $  100,530
        Depreciation........................................      (47,633)          (50,417)            (434)          (15,829)
                                                               ----------        ----------       ----------        ----------
      Net Unrealized: Appreciation..........................   $  138,072        $   54,633       $  105,265        $   84,701
                                                               ==========        ==========       ==========        ==========

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2004 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $1,679,157        $1,525,189       $1,773,140        $  873,736
        Sales...............................................   $1,615,840        $1,701,651       $1,711,008        $1,226,075

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $  381,302        $  490,925       $  847,611        $  834,558
        Sales...............................................   $  362,173        $  447,056       $  916,585        $  776,186

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(3) RELATED PARTY AND OTHER TRANSACTIONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLIC and its address is the same as those of the Portfolios and ONLIC. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLIC's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLIC have entered into agreements with First Trust giving the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Fund.

   Each manager who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Board committee meeting attended. During the year ended December 31, 2004, compensation of these managers by the Fund totaled $5,850.

   Under an agreement among the Adviser, ONLIC and the Fund, ONLIC will, to the extent requested by the Adviser, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLIC performs various administrative services as well as the transfer agent function on behalf of the Fund. The services provided to the Advisor by ONLIC do not represent expenses of the Fund.

   U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

(4) FUND INTERESTS

   Fund interests transactions for the years ended December 31, 2004 and December 31, 2003 were as follows:

                                                                                     DOW 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/04      12/31/03      12/31/04      12/31/03
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     63,206        21,531        35,881        49,804
      Capital shares issued in merger.............................         --       232,470            --       191,341
      Capital shares issued on reinvested dividends...............         --         6,609            --         6,678
      Capital shares redeemed.....................................    (67,427)      (24,770)      (60,116)      (20,462)
                                                                     --------     ---------      --------      --------
      Net increase (decrease).....................................     (4,221)      235,840       (24,235)      227,361
                                                                     ========     =========      ========      ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                     DOW 10 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/04      12/31/03      12/31/04      12/31/03
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     64,851        84,230        23,257        83,540
      Capital shares issued in merger.............................         --       150,434            --       115,722
      Capital shares issued on reinvested dividends...............         --         7,407            --         4,174
      Capital shares redeemed.....................................    (67,655)      (22,728)      (60,764)      (28,287)
                                                                     --------     ---------      --------      --------
      Net increase (decrease).....................................     (2,804)      219,343       (37,507)      175,149
                                                                     ========     =========      ========      ========

                                                                                      DOW 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         FIRST QUARTER               SECOND QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/04      12/31/03      12/31/04      12/31/03
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     10,636        10,841        12,904        25,607
      Capital shares issued in merger.............................         --        71,855            --        46,104
      Capital shares issued on reinvested dividends...............         --         7,260            --         1,675
      Capital shares redeemed.....................................     (9,310)      (12,642)       (9,269)       (8,084)
                                                                     --------     ---------      --------      --------
      Net increase................................................      1,326        77,314         3,635        65,302
                                                                     ========     =========      ========      ========

                                                                                      DOW 5 PORTFOLIOS
                                                                    ----------------------------------------------------
                                                                         THIRD QUARTER               FOURTH QUARTER
                                                                    ------------------------    ------------------------
                                                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                     12/31/04      12/31/03      12/31/04      12/31/03
                                                                    ----------    ----------    ----------    ----------
      Capital shares issued on sales..............................     31,712        33,222        10,211        37,008
      Capital shares issued in merger.............................         --        60,288            --        64,371
      Capital shares issued on reinvested dividends...............         --         4,315            --         2,147
      Capital shares redeemed.....................................    (41,252)      (32,791)      (12,358)      (15,100)
                                                                     --------     ---------      --------      --------
      Net increase (decrease).....................................     (9,540)       65,034        (2,147)       88,426
                                                                     ========     =========      ========      ========

                   END OF NOTES TO THE FINANCIAL STATEMENTS.

THE DOW(SM) TARGET VARIABLE FUND LLC

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Managers of The Dow(SM) Target Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of The Dow(SM) Target Variable Fund LLC -- Dow(SM) Target 10 First Quarter Portfolio, Dow(SM) Target 10 Second Quarter Portfolio, Dow(SM) Target 10 Third Quarter Portfolio, Dow(SM) Target 10 Fourth Quarter Portfolio, Dow(SM) Target 5 First Quarter Portfolio, Dow(SM) Target 5 Second Quarter Portfolio, Dow(SM) Target 5 Third Quarter Portfolio, and Dow(SM) Target 5 Fourth Quarter Portfolio (collectively, the Portfolios), including the schedules of portfolio investments, as of December 31, 2004, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 17, 2005

THE DOW(SM) TARGET VARIABLE FUND LLC                           December 31, 2004

 ADDITIONAL INFORMATION (UNAUDITED)

An individual may not buy or own shares of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or variable life insurance contract and allocating premium or purchase payments to Fund Portfolios available through the separate accounts of ONLIC. The separate accounts of ONLIC are the sole shareholders of the Fund.

As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in the Fund by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

The example is based on an investment of $1,000 invested at July 1, 2004 and held through December 31, 2004.

Actual Expenses

The table below provides information about investment values and actual expenses associated with the Portfolio. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled "Expenses Paid During Period".

                                                          BEGINNING       ENDING        EXPENSE PAID         EXPENSE RATIO
                                                          INVESTMENT    INVESTMENT         DURING            DURING PERIOD
                                                            VALUE         VALUE            PERIOD*         7/1/04 - 12/31/04
                                                            7/1/04       12/31/04     7/1/04 - 12/31/04      (ANNUALIZED)
                                                          ----------    ----------    -----------------    -----------------
Dow Target 10 First Quarter.............................  $ 1,000.00    $ 1,066.40         $ 3.90                 0.75%
Dow Target 10 Second Quarter............................    1,000.00      1,062.20           4.35                 0.84%
Dow Target 10 Third Quarter.............................    1,000.00      1,050.40           4.54                 0.88%
Dow Target 10 Fourth Quarter............................    1,000.00      1,035.00           4.19                 0.82%
Dow Target 5 First Quarter..............................    1,000.00      1,137.00          (1.93)               (0.36%)
Dow Target 5 Second Quarter.............................    1,000.00      1,139.90           0.38                 0.07%
Dow Target 5 Third Quarter..............................    1,000.00      1,095.20          (1.00)               (0.19%)
Dow Target 5 Fourth Quarter.............................    1,000.00      1,067.80          (1.46)               (0.28%)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical investment values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, the table is useful in comparing ongoing costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if these transactional costs were included, costs may be higher for this Portfolio as well as for a fund being compared.

                                                          BEGINNING       ENDING        EXPENSE PAID         EXPENSE RATIO
                                                          INVESTMENT    INVESTMENT         DURING            DURING PERIOD
                                                            VALUE         VALUE            PERIOD*         7/1/04 - 12/31/04
                                                            7/1/04       12/31/04     7/1/04 - 12/31/04      (ANNUALIZED)
                                                          ----------    ----------    -----------------    -----------------
Dow Target 10 First Quarter.............................  $ 1,000.00    $ 1,021.37         $ 3.81                 0.75%
Dow Target 10 Second Quarter............................    1,000.00      1,020.91           4.27                 0.84%
Dow Target 10 Third Quarter.............................    1,000.00      1,020.71           4.47                 0.88%
Dow Target 10 Fourth Quarter............................    1,000.00      1,021.01           4.17                 0.82%
Dow Target 5 First Quarter..............................    1,000.00      1,026.95          (1.83)               (0.36%)
Dow Target 5 Second Quarter.............................    1,000.00      1,024.78           0.36                 0.07%
Dow Target 5 Third Quarter..............................    1,000.00      1,026.09          (0.97)               (0.19%)
Dow Target 5 Fourth Quarter.............................    1,000.00      1,026.54          (1.43)               (0.28%)

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

THE DOW(SM) TARGET VARIABLE FUND LLC
 INFORMATION ABOUT MANAGERS AND OFFICERS (UNAUDITED)

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR DIRECTOR     COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
INDEPENDENT MANAGERS

James E. Bushman          60   Manager, Member of Audit and       Since March       29        Director, President and CEO:
3040 Forrer Street             Independent Directors Committees      2000                     Cast-Fab Technologies, Inc. (a
Cincinnati, Ohio                                                                              manufacturing company); Director:
                                                                                              The Midland Company, ABX Air Inc.,
                                                                                              The Health Alliance of Greater
                                                                                              Cincinnati, and The Elizabeth Gamble
                                                                                              Deaconess Home Association;
                                                                                              Commissioner: Hamilton County Park
                                                                                              District.

Joseph A. Campanella      62   Manager, Member of Audit and        Since May        29        Retired. Until 2001, was Executive
6179 Paderborne Drive          Independent Directors Committees      2002                     Vice President, Community Banking
Hudson, Ohio                                                                                  Division, U.S. Bank; Director: Ohio
                                                                                              Savings Bank, Ohio Savings Financial
                                                                                              Corporation.

Ross Love                 58   Manager, Member of Audit and          Since          29        Director, President and CEO: Blue
615 Windings Way               Independent Directors Committees     October                   Chip Enterprises Ltd. (a company
Cincinnati, Ohio                                                     1998                     with holdings in the automotive
                                                                                              manufacturing, communications and
                                                                                              medical equipment industries.
                                                                                              Director: Radio One Inc., CBS
                                                                                              Technologies; Trustee: Syracuse
                                                                                              University, Greater Cincinnati
                                                                                              Chamber of Commerce; Chairman, Board
                                                                                              of Trustees: United Way of Greater
                                                                                              Cincinnati.

George M. Vredeveld       62   Manager, Chairman of Audit            Since          29        Alpaugh Professor of Economics,
University of Cincinnati       Committee, Member of Independent     October                   University of Cincinnati; President:
P.O. Box 210223                Directors Committee                   1998                     National Association of Economic
Cincinnati, Ohio                                                                              Educators, Economic Center for
                                                                                              Education & Research; Director:
                                                                                              Games Inc.

INTERESTED MANAGER AND OFFICERS
John J. Palmer            65   President and Manager                 Since          29        Director and Vice Chairman: ONLIC;
One Financial Way                                                   October                   Director and CEO: National Security
Cincinnati, Ohio                                                     1998                     Life and Annuity Company; Director:
                                                                                              the Adviser and various other Ohio
                                                                                              National-affiliated companies,
                                                                                              Cincinnati Symphony Orchestra,
                                                                                              Cincinnati Opera.

Thomas A. Barefield       52   Vice President                        Since          29        Senior Vice President, Institutional
One Financial Way                                                   October                   Sales: ONLIC; Prior to November 1997
Cincinnati, Ohio                                                     1998                     was Senior Vice President of Life
                                                                                              Insurance Company of Virginia.

Christopher A. Carlson    46   Vice President                     Since March       29        Senior Vice President, Chief
One Financial Way                                                    2000                     Investment Officer: ONLIC; President
Cincinnati, Ohio                                                                              and Director: the Adviser

Marc L. Collins           36   Secretary                          Since March       29        Second Vice President and Counsel,
One Financial Way                                                    2000                     ONLIC; Secretary, the Adviser.
Cincinnati, Ohio

R. Todd Brockman          36   Treasurer                             Since          29        Assistant Vice President, Mutual
One Financial Way                                                 August 2004                 Funds Operations: ONLIC; Prior to
Cincinnati, Ohio                                                                              July 2004 was an Assurance Manager
                                                                                              with Grant Thornton LLP, a certified
                                                                                              public accounting firm.

Dennis R. Taney           57   Chief Compliance Officer           Since June        29        Second Vice President, Chief
One Financial Way                                                    2004                     Compliance Officer: ONLIC; Prior to
Cincinnati, Ohio                                                                              August 2004 was Treasurer of the
                                                                                              Fund.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8599 Rev. 2-05

ITEM 2.    CODE OF ETHICS

       As of the end of the period covered by this report, The Dow Target Variable Fund LLC (the "Fund") has adopted a code of ethics (the "Code") that applies to the Fund's principal executive officer and principal financial officer. A copy of the Code is filed as an exhibit to this Form N-CSR and is also available, without charge, upon request, by calling 877-781-6392 toll free.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

       The Fund's Board of Managers has determined that the Fund has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Mr. James E. Bushman and Mr. Joseph A. Campanella. Mr. Bushman and Mr. Campanella are independent for purposes of Item 3 of Form N-CSR.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES

       The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

      (a)   Audit Fees.

                Fiscal year ended December 31, 2004:    $19,270
                Fiscal year ended December 31, 2003:    $21,400

      (b)   Audit-Related Fees. None.
      (c)   Tax Fees. None.
      (d)   All Other Fees. None.

      (e)(1)   Audit Committee Pre-Approval Policies and Procedures:

       The Fund's Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund's financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

       (e)(2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

       During the fiscal years ended December 31, 2004 and 2003, there were no non-audit services provided by the Fund's principal accountant that would have required pre-approval by the Fund's Audit Committee.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

           Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not Applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

           Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

           Not Applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

           There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Managers.

ITEM 11.   CONTROLS AND PROCEDURES

            (a) The Fund's principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12.   EXHIBITS

            (a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

            (a)(2) A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

                  The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By:   /s/ John J. Palmer
        John J. Palmer
        President and Manager
        February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Dow Target Variable Fund LLC


By:   /s/ John J. Palmer
         John J. Palmer
         President and Manager
         February 25, 2005


By:   /s/ R. Todd Brockman
         R. Todd Brockman
         Treasurer
         February 25, 2005